UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ] ; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		April 12, 2007

Report Type (Check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 42 Data Records

Form 13F Information Table Value Total: $247,212


List of Other Included Managers:


Provide a numbere dlist of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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	FORM 13F INFORMATION TABLE

														Voting Authority
														--------------------------
							Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer		Title of class	CUSIP	       (x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None


3M COMPANY			COM	88579y101	11961	156500	SH		Sole			156500
ABAXIS INC COM			COM	002567105	2596	106525	SH		Sole			106525
AFLAC INC COM			COM	001055102	2360	50150	SH		Sole			50150
ALLERGAN INC			COM	018490102	13009	117385	SH		Sole			117385
ALTRIA GROUP			COM	718154107	367	4175	SH		Sole			4175
AMGEN INC			COM	031162100	9095	162760	SH		Sole			162760
APACHE CORP			COM	037411105	1626	23000	SH		Sole			23000
APPLE COMPUTER INC 		COM	037833100	6178	66490	SH		Sole			66490
AUTOMATIC DATA PROCESSING	COM	053015103	5198	107400	SH		Sole			107400
BARD CR INC			COM	067383109	8182	102900	SH		Sole			102900
BECTON DICKINSON & CO 		COM	075887109	9100	118350	SH		Sole			118350
BROWN FORMAN CORP		COM	115637209	6330	96550	SH		Sole			96550
CALWEST BANCORP			COM	13169q102	605	37700	SH		Sole			37700
CEPHALON INC COM		COM	156708109	8000	112350	SH		Sole			112350
CHARLES SCHWAB INC		COM	808513105	6398	349825	SH		Sole			349825
CHURCH & DWIGHT INC 		COM	171340102	22244	441780	SH		Sole			441780
CITY NATL CORP 			COM	178566105	7825	106320	SH		Sole			106320
EBAY INC COM			COM	278642103	7122	214855	SH		Sole			214855
ECOLAB INC 			COM	278865100	3369	78350	SH		Sole			78350
EXXON MOBIL CORP		COM	30231G102	226	3000	SH		Sole			3000
GENENTECH INC COM NEW		COM	368710406	238	2893	SH		Sole			2893
HAIN CELESTIAL GRP INC 		COM	405217100	7826	260250	SH		Sole			260250
HEALTHCARE SVCS GP INC 		COM	421906108	2808	98000	SH		Sole			98000
HEINZ H J CO COM		COM	423074103	2459	52185	SH		Sole			52185
IDEXX LABS			COM	45168d104	3851	43950	SH		Sole			43950
INTERNATIONAL GAME TEC 		COM	459902102	4793	118700	SH		Sole			118700
JOHNSON & JOHNSON		COM	46612J101	259	4300	SH		Sole			4300
LOGITECH INTL S A SPONSORED AD	COM	541419107	8889	319410	SH		Sole			319410
NORTHWEST NATURAL GAS CO	COM	667655104	2405	52650	SH		Sole			52650
PEPSICO INC			COM	713448108	13924	219071	SH		Sole			219071
PROCTER & GAMBLE CO		COM	742718109	9276	146862	SH		Sole			146862
QUALCOMM INC COM		COM	747525103	7595	178035	SH		Sole			178035
RESMED INC COM			COM	761152107	1710	33950	SH		Sole			33950
SOUTHERN CO COM			COM	842587107	2839	77450	SH		Sole			77450
STARBUCKS CORP			COM	855244109	9976	318102	SH		Sole			318102
TEVA PHARMACEUTICAL INDS	COM	881624209	14029	374815	SH		Sole			374815
UNITED PARCEL SERVICE CL B	COM	911312106	4609	65750	SH		Sole			65750
WEST COAST BANCORP /OR/		COM	952145100	3288	102850	SH		Sole			102850
WHOLE FOODS MKT INC COM		COM	966837106	3767	84000	SH		Sole			84000
WM WRIGLEY JR CO		COM	982526105	5763	113150	SH		Sole			113150
WMS INDS INC COM		COM	929297109	5100	129975	SH		Sole			129975
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